Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 20 - Commitments and Contingencies

Contractual Commitments

The Company has an employment agreement with its Chief Executive Officer. Under the terms of the agreement, if the contract is not renewed or is terminated without cause, the Company is obligated to pay severance equal to the CEO’s then-current annual base salary. The agreement also provides for an annual cash bonus opportunity of up to 100% of base salary, based on performance criteria established by the Board of Directors, and for long-term incentive compensation, the terms of which are to be determined by the Board of Directors.

The Company is party to contractual obligations, including lease liabilities related to operating leases, and stipulated cash bonus arrangements with employees. These obligations are time-based and are reflected in the accompanying consolidated financial statements. The Company expects to meet these commitments in the ordinary course of business.

In addition, the Company has entered into deferred bonus agreements with certain non-executive employees. These agreements provide for cash bonus payments upon the employee’s continued employment through specified payment dates as set forth in each individual arrangement. As of December 31, 2025, the aggregate amount of deferred bonuses outstanding under these agreements was approximately $0.1 million. The Company expects to fund these obligations from operating cash flows in the ordinary course of business.

Acquisition of 420 IT Solutions

On December 19, 2025, Safe Harbor Managed Services LLC, a wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement with 420 IT Solutions and its founders. The Company accounted for this transaction as an asset purchase pursuant to ASC 805, Business Combinations.

The aggregate purchase price consisted of 125,000 Earnout Shares, plus the assumption of certain identified liabilities under contracts assigned to the Company. The Earnout Shares are subject to performance-based vesting over a two-year earnout period ended December 31, 2027. Intangible assets and contingent consideration are recognized as the performance conditions become probable of achievement. The Company evaluated the achievement of the performance obligation and deemed this unlikely to be reached. Therefore, the intangible assets and contingent liability were not recorded as of December 31, 2025. If circumstances change when the revenue target is probable, then the intangible assets and a contingent liability will be recorded. The Company has one year to evaluate this transaction.

Legal and Related Matters

The Company is involved in, or has been involved in, arbitrations or various other legal proceedings that arise from the normal course of its business. The ultimate outcome of any litigation is uncertain, and either an unfavorable or favorable outcome could have a material impact on the Company’s results of operations, balance sheets, and cash flows due to defense costs, and could divert management resources. The Company cannot predict the timing or outcome of these claims and other proceedings. With respect to the cases described below, the Company evaluates associated developments on a regular basis and accrues a liability when it believes a loss is probable and the amount can be reasonably estimated.

Abaca - Denver County District Court

On October 17, 2024, the Company filed a complaint in the District Court for the City and County of Denver, Colorado, captioned SHF Holdings, Inc. v. Daniel Roda, Gregory W. Ellis, and James R. Carroll, Case No. 2024CV33187. The lawsuit arises from a dispute over the terms of the Company’s October 2022 acquisition of Abaca, which was subsequently amended by a First Amendment in November 2022 and a Second Amendment in October 2023. The Second Amendment restructured certain merger consideration, including introducing warrants and modifying payment timing. The defendants contend the Second Amendment is invalid under Delaware law and seek to have it set aside, which would reinstate the original payment terms and potentially increase the Company’s obligations. The Company maintains that the Second Amendment was validly executed and is binding.

On November 21, 2024, at the Company’s request, the disputed merger payment of $3.0 million was deposited into the Denver County District Court’s registry pending resolution of the dispute. This amount is reflected in the Company’s financial statements.

On December 19, 2024, the defendants filed an answer and counterclaims against the Company alleging breach of contract and related causes of action, and a third-party claim was asserted against Fred Niehaus, the Company’s Chairman.

On January 16, 2025, the Company filed a motion to dismiss all counterclaims.

On April 18, 2025, the Court issued an order denying the Company’s motion to dismiss most counterclaims, while dismissing the claims against Mr. Niehaus with prejudice. The Court also dismissed Gregory W. Ellis as a counter-plaintiff and third-party plaintiff because Mr. Ellis lacked standing to bring any claim, and denied a third-party’s request to intervene in the litigation. The Court further clarified that the Delaware statutes cited by the defendants (DGCL §§ 251(d) and 264(b)) govern pre-closing amendments and do not authorize post-merger amendments altering consideration a finding consistent with the Company’s legal position.

The case is currently in active discovery. The Company filed a motion for summary judgment on December 16, 2025, covering Counterclaims I through IV. The defendants filed cross-motions for summary judgment on January 23, 2026, covering Counterclaims I through V and a declaratory judgment claim. All briefing on summary judgment is complete as of the date of this filing, and rulings are pending. A court date is scheduled for May 2026.

The Company is vigorously defending against the counterclaims and continues to monitor the proceedings and potential financial exposure. If the District Court upholds the Second Amendment, its cash obligation is limited to the $3.0 million already deposited in the District Court’s registry, with additional exposure limited primarily to legal fees. The Company currently considers an adverse outcome reasonably possible but not probable. The estimated range of loss is $0 to $7.8 million. Accordingly, no accrual has been recorded for this contingency beyond the $3.0 million already reflected in the financial statements.

Nasdaq Listing Compliance

As a condition of continued listing, the Company is required to maintain (i) a minimum of $2.5 million in stockholders’ equity under Nasdaq Listing Rule 5550(b)(1), and (ii) a minimum closing bid price of $1.00 per share for 30 consecutive business days under Nasdaq Listing Rule 5550(a)(2).

The Company continuously monitors its compliance with these requirements. As of December 31, 2025, the Company’s stockholders’ equity was approximately $8.2 million, which exceeds the $2.5 million minimum. However, the Company’s Class A common stock is currently trading below $1.00 per share. If the closing bid price remains below $1.00 for 30 consecutive business days, Nasdaq may issue a deficiency notice, and the Company would have 180 days to regain compliance.

In addition, the Company is aware of a proposed new Nasdaq rule filed with the SEC on January 13, 2026, that would require listed companies to maintain a minimum market value of listed securities of at least $5 million. Under the proposed rule, if a company’s market value of listed securities falls below $5 million for 30 consecutive business days, Nasdaq would immediately suspend trading and delist the company’s securities without a cure period and without a stay of suspension during any appeal. The SEC has extended its review period and is expected to make a decision on this proposed rule by April 29, 2026. If adopted, the rule would become effective 60 days after SEC approval. Based on the Company’s current stock price and number of shares outstanding as of the date of this filing, the Company may not be in compliance with this proposed requirement at the time of its adoption and could be subject to immediate delisting as soon as 30 business days after the rule takes effect.

There can be no assurance that the Company will maintain compliance with these or any other Nasdaq listing requirements in the future. Failure to do so could ultimately result in the delisting of the Company’s common stock, which would adversely affect stockholders’ ability to trade their shares and the Company’s ability to raise capital. Furthermore, as described elsewhere in this Annual Report, a delisting event or a compliance failure that triggers the Listing-Related Adjustment Clause in the Second Amended CAA would simultaneously reduce the Company’s loan program income share, compounding the adverse financial impact of any such event.